Intangible assets, net	12 Months Ended
Dec. 31, 2024
Intangible assets, net
Intangible assets, net

10.Intangible assets, net

Intangible assets and related accumulated amortization were as follows:

	As of December 31,
	2023	2024
	RMB	RMB
Software	532,696	1,040,692
Trademark and domain name	1,429	1,429
Subtotal	534,125	1,042,121
Less: accumulated amortization
Software	(123,081)	(199,601)
Trademark and domain name	(132)	(275)
Accumulated amortization	(123,213)	(199,876)
Total intangible assets, net	410,912	842,245

The Group recorded amortization expenses of RMB7,876, RMB43,488 and RMB79,216 for the years ended December 31, 2022, 2023 and 2024, respectively. Estimated amortization expenses of the existing intangible assets for the next five years are RMB110,275, RMB108,880, RMB107,013, RMB97,914 and RMB91,174, respectively.